Segment Information	3 Months Ended
Mar. 31, 2013
Segment Reporting [Abstract]
Segment Information
Segment Information

The Company reports segment information along the same lines that its chief executive officer reviews its operating results in assessing performance and allocating resources. The Company operates two reportable segments, Business Services and Consumer Services. The Company’s Business Services segment provides a broad range of data, voice and IT services to retail and wholesale business customers. The Company’s Consumer Services segment provides nationwide Internet access and related value-added services to residential customers.

The Company evaluates performance of its segments based on segment operating income. Segment operating income includes revenues from external customers, related cost of revenues and operating expenses directly attributable to the segment, which include costs over which segment managers have direct discretionary control, such as advertising and marketing programs, customer support expenses, operations expenses, product development expenses, certain technology and facilities expenses, billing operations and provisions for doubtful accounts. Segment operating income excludes other income and expense items and certain expenses over which segment managers do not have discretionary control. Costs excluded from segment operating income include various corporate expenses (consisting of certain costs such as corporate management, human resources, finance and legal), depreciation and amortization, impairment of goodwill and intangible assets, restructuring, acquisition and integration-related costs, and stock-based compensation expense, as they are not considered in the measurement of segment performance. Certain amount in the prior period segment operating income information have been reclassified to conform to the current period presentation, including segment operating expenses and segment revenues.

Information on reportable segments and a reconciliation to consolidated income from operations for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Revenues	$256,979	$244,563
Cost of revenues (excluding depreciation and amortization)	129,529	127,919
Gross margin	127,450	116,644
Direct segment operating expenses	83,874	84,512
Segment operating income	$43,576	$32,132
Consumer Services
Revenues	$84,112	$72,225
Cost of revenues (excluding depreciation and amortization)	27,519	24,947
Gross margin	56,593	47,278
Direct segment operating expenses	16,399	12,482
Segment operating income	$40,194	$34,796
Consolidated
Revenues	$341,091	$316,788
Cost of revenues	157,048	152,866
Gross margin	184,043	163,922
Direct segment operating expenses	100,273	96,994
Segment operating income	83,770	66,928
Depreciation and amortization	45,228	43,355
Impairment of goodwill	—	255,599
Restructuring, acquisition and integration-related costs	3,521	11,262
Corporate operating expenses	7,644	9,584
Income (loss) from operations	$27,377	$(252,872)

The Company manages its working capital on a consolidated basis and does not allocate long-lived assets to segments. In addition, segment assets are not reported to, or used by, the chief operating decision maker and therefore, total segment assets have not been disclosed.

The Company has not provided information about geographic segments because substantially all of the Company’s revenues, results of operations and identifiable assets are in the United States.

Information on revenues by groups of similar services and by segment for the three months ended March 31, 2012 and 2013 is as follows:

	Three Months Ended
	March 31,
	2012	2013
	(in thousands)
Business Services
Retail services	$214,934	$201,081
Wholesale services	36,942	38,858
Other services	5,103	4,624
Total revenues	256,979	244,563
Consumer Services
Access services	71,767	60,740
Value-added services	12,345	11,485
Total revenues	84,112	72,225
Total Revenues	$341,091	$316,788

The Company’s Business Services segment earns revenue by providing a broad range of data, voice and IT services to retail and wholesale business customers. The Company presents its Business Services revenue in the following three categories: (1) retail services, which includes data, voice and IT services provided to business customers; (2) wholesale services, which includes the sale of transmission capacity to other telecommunications carriers; and (3) other services, which includes the sale of customer premises equipment and web hosting. The Company's IT services, which are included within its retail services, include data centers, virtualization, security, applications, premises-based solutions, managed solutions and support services. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; and termination fees.

The Company’s Consumer Services segment earns revenue by providing nationwide Internet access and related value-added services. The Company presents its Consumer Services revenue in the following two categories: (1) access services, which includes narrowband and broadband Internet access services and (2) value-added services, which includes revenues from ancillary services sold as add-on features to EarthLink’s Internet access services, such as security products, premium email only, home networking, email storage and Internet call waiting; search revenues; and advertising revenues. Revenues generally consist of recurring monthly charges for such services; usage fees; installation fees; termination fees; and fees for equipment.